Segment Information - Schedule of Revenue Derived from Services (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Derived from Services [Line Items]
Revenue		$ 571,044	$ 704,161	$ 759,169
Broadcast [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue		274,414	331,842	358,661
Enterprise [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	[1]	267,768	348,823	376,126
Consulting and Other [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	[1]	$ 28,862	$ 23,496	$ 24,382

[1]	Revenue between Enterprise and Consulting and other were reclassified to correspond to the presentation in the current year.